Vanguard Treasury Money Market Fund Performance Management - Retail Prospectus [Member] - Vanguard Treasury Money Market Fund	Aug. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Annual Total Returns
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table show the Fund’s historical performance and are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant peer group average.
Bar Chart [Heading]	Annual Total Returns — Vanguard Treasury Money Market Fund Investor Shares1
Bar Chart Closing [Text Block]	During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Availability Website Address [Text]	vanguard.com/performance
Investor Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	3.21%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	1.34%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2015